Property, Plant and Equipment (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment (Details) [Line Items]
Residual value	₪ 159		$ 168
Derecognized fully depreciated property at a cost	₪ 1,031	₪ 1,277
Option extension term	49 years
Fixed Assets [Member]
Property, Plant and Equipment (Details) [Line Items]
Derecognized fully depreciated property at a cost	₪ 481		$ 537